Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Entity Central Index Key	0000875610
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000010979 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Emerging Markets Fund(formerly, Delaware Emerging Markets Fund)
Class Name	Class A
Trading Symbol	DEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$152	1.43%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Emerging Markets Fund (Class A) returned 12.12% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market indices, returned 11.86% and 12.42%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by optimism toward artificial intelligence (AI)-related demand growth. Key contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd. and MediaTek Inc.
Shares of SK Square Co. Ltd., a South Korean industrials company, outperformed. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc.
Shares of Lupin Ltd., an Indian healthcare company, outperformed. The company reported revenue growth and profit margins that exceeded investors’ expectations, notably in its US business.
Top detractors from performance:
In China, sluggish macroeconomic conditions weighed on consumer sentiment adversely impacting consumption and advertising-related stocks. Key detractors included Kweichow Moutai Co. Ltd. and Wuliangye Yibin Co. Ltd.
Some of the Fund’s sector positioning in India detracted from relative performance. The Fund was underweight in the strongest-performing sectors, including industrials, consumer discretionary, and utilities, and was overweight in the energy sector. Notably, Reliance Industries Ltd. underperformed due to global softness in refining and petrochemicals margins.
In Mexico, the presidential elections in both Mexico and the US caused policy uncertainty that led to a widespread selloff in equities and depreciation of the Mexican peso against the US dollar, which detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Emerging Markets Fund (Class A) – including sales charge	5.69%	2.24%	3.45%
Macquarie Emerging Markets Fund (Class A) – excluding sales charge	12.12%	3.46%	4.07%
MSCI Emerging Markets Index (net)	11.86%	3.20%	3.16%
MSCI Emerging Markets Index (gross)	12.42%	3.62%	3.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 5,240,599,492
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 52,094,048
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$5,240,599,492
Total number of portfolio holdings	125
Total advisory fees paid	$52,094,048
Portfolio turnover rate	14%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	24.96%
Taiwan	23.55%
China	17.05%
India	15.69%
Brazil	5.93%
Mexico	3.71%
Türkiye	1.72%
United States	1.31%
Indonesia	1.11%
Argentina	1.02%

Sector allocation
Information Technology	40.36%
Energy	12.20%
Industrials	11.88%
Consumer Discretionary	9.27%
Communication Services	8.49%
Consumer Staples	5.54%
Financials	5.03%
Materials	3.28%
Healthcare	2.51%
Utilities	0.57%
Real Estate	0.56%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.43%
SK Hynix	7.78%
SK Square	7.18%
Reliance Industries	6.15%
MediaTek	4.12%
Samsung Electronics	3.90%
Alibaba Group Holding ADR	3.23%
Reliance Industries GDR	2.69%
Tencent Holdings	2.64%
PDD Holdings ADR	1.84%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.43%
SK Hynix	7.78%
SK Square	7.18%
Reliance Industries	6.15%
MediaTek	4.12%
Samsung Electronics	3.90%
Alibaba Group Holding ADR	3.23%
Reliance Industries GDR	2.69%
Tencent Holdings	2.64%
PDD Holdings ADR	1.84%

Material Fund Change [Text Block]
Material Fund changes
Effective April 1, 2024, the Fund introduced a revised fee waiver for Class A shares of 1.17% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, Delaware Emerging Markets Fund will be renamed Macquarie Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Emerging Markets Fund will be renamed Macquarie Emerging Markets Fund.
Material Fund Change Expenses [Text Block]	Effective April 1, 2024, the Fund introduced a revised fee waiver for Class A shares of 1.17% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000010981 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Emerging Markets Fund(formerly, Delaware Emerging Markets Fund)
Class Name	Class C
Trading Symbol	DEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$230	2.18%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.18%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Emerging Markets Fund (Class C) returned 11.34% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market indices, returned 11.86% and 12.42%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by optimism toward artificial intelligence (AI)-related demand growth. Key contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd. and MediaTek Inc.
Shares of SK Square Co. Ltd., a South Korean industrials company, outperformed. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc.
Shares of Lupin Ltd., an Indian healthcare company, outperformed. The company reported revenue growth and profit margins that exceeded investors’ expectations, notably in its US business.
Top detractors from performance:
In China, sluggish macroeconomic conditions weighed on consumer sentiment adversely impacting consumption and advertising-related stocks. Key detractors included Kweichow Moutai Co. Ltd. and Wuliangye Yibin Co. Ltd.
Some of the Fund’s sector positioning in India detracted from relative performance. The Fund was underweight in the strongest-performing sectors, including industrials, consumer discretionary, and utilities, and was overweight in the energy sector. Notably, Reliance Industries Ltd. underperformed due to global softness in refining and petrochemicals margins.
In Mexico, the presidential elections in both Mexico and the US caused policy uncertainty that led to a widespread selloff in equities and depreciation of the Mexican peso against the US dollar, which detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Emerging Markets Fund (Class C) – including sales charge	10.34%	2.70%	3.29%
Macquarie Emerging Markets Fund (Class C) – excluding sales charge	11.34%	2.70%	3.29%
MSCI Emerging Markets Index (net)	11.86%	3.20%	3.16%
MSCI Emerging Markets Index (gross)	12.42%	3.62%	3.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 5,240,599,492
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 52,094,048
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$5,240,599,492
Total number of portfolio holdings	125
Total advisory fees paid	$52,094,048
Portfolio turnover rate	14%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	24.96%
Taiwan	23.55%
China	17.05%
India	15.69%
Brazil	5.93%
Mexico	3.71%
Türkiye	1.72%
United States	1.31%
Indonesia	1.11%
Argentina	1.02%

Sector allocation
Information Technology	40.36%
Energy	12.20%
Industrials	11.88%
Consumer Discretionary	9.27%
Communication Services	8.49%
Consumer Staples	5.54%
Financials	5.03%
Materials	3.28%
Healthcare	2.51%
Utilities	0.57%
Real Estate	0.56%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.43%
SK Hynix	7.78%
SK Square	7.18%
Reliance Industries	6.15%
MediaTek	4.12%
Samsung Electronics	3.90%
Alibaba Group Holding ADR	3.23%
Reliance Industries GDR	2.69%
Tencent Holdings	2.64%
PDD Holdings ADR	1.84%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.43%
SK Hynix	7.78%
SK Square	7.18%
Reliance Industries	6.15%
MediaTek	4.12%
Samsung Electronics	3.90%
Alibaba Group Holding ADR	3.23%
Reliance Industries GDR	2.69%
Tencent Holdings	2.64%
PDD Holdings ADR	1.84%

Material Fund Change [Text Block]
Material Fund changes
Effective April 1, 2024, the Fund introduced a revised fee waiver for Class C shares of 1.17% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, Delaware Emerging Markets Fund will be renamed Macquarie Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Emerging Markets Fund will be renamed Macquarie Emerging Markets Fund.
Material Fund Change Expenses [Text Block]	Effective April 1, 2024, the Fund introduced a revised fee waiver for Class C shares of 1.17% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000031063 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Emerging Markets Fund(formerly, Delaware Emerging Markets Fund)
Class Name	Class R
Trading Symbol	DEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$178	1.68%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Emerging Markets Fund (Class R) returned 11.92% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market indices, returned 11.86% and 12.42%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by optimism toward artificial intelligence (AI)-related demand growth. Key contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd. and MediaTek Inc.
Shares of SK Square Co. Ltd., a South Korean industrials company, outperformed. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc.
Shares of Lupin Ltd., an Indian healthcare company, outperformed. The company reported revenue growth and profit margins that exceeded investors’ expectations, notably in its US business.
Top detractors from performance:
In China, sluggish macroeconomic conditions weighed on consumer sentiment adversely impacting consumption and advertising-related stocks. Key detractors included Kweichow Moutai Co. Ltd. and Wuliangye Yibin Co. Ltd.
Some of the Fund’s sector positioning in India detracted from relative performance. The Fund was underweight in the strongest-performing sectors, including industrials, consumer discretionary, and utilities, and was overweight in the energy sector. Notably, Reliance Industries Ltd. underperformed due to global softness in refining and petrochemicals margins.
In Mexico, the presidential elections in both Mexico and the US caused policy uncertainty that led to a widespread selloff in equities and depreciation of the Mexican peso against the US dollar, which detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Emerging Markets Fund (Class R) – including sales charge	11.92%	3.21%	3.81%
Macquarie Emerging Markets Fund (Class R) – excluding sales charge	11.92%	3.21%	3.81%
MSCI Emerging Markets Index (net)	11.86%	3.20%	3.16%
MSCI Emerging Markets Index (gross)	12.42%	3.62%	3.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 5,240,599,492
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 52,094,048
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$5,240,599,492
Total number of portfolio holdings	125
Total advisory fees paid	$52,094,048
Portfolio turnover rate	14%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	24.96%
Taiwan	23.55%
China	17.05%
India	15.69%
Brazil	5.93%
Mexico	3.71%
Türkiye	1.72%
United States	1.31%
Indonesia	1.11%
Argentina	1.02%

Sector allocation
Information Technology	40.36%
Energy	12.20%
Industrials	11.88%
Consumer Discretionary	9.27%
Communication Services	8.49%
Consumer Staples	5.54%
Financials	5.03%
Materials	3.28%
Healthcare	2.51%
Utilities	0.57%
Real Estate	0.56%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.43%
SK Hynix	7.78%
SK Square	7.18%
Reliance Industries	6.15%
MediaTek	4.12%
Samsung Electronics	3.90%
Alibaba Group Holding ADR	3.23%
Reliance Industries GDR	2.69%
Tencent Holdings	2.64%
PDD Holdings ADR	1.84%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.43%
SK Hynix	7.78%
SK Square	7.18%
Reliance Industries	6.15%
MediaTek	4.12%
Samsung Electronics	3.90%
Alibaba Group Holding ADR	3.23%
Reliance Industries GDR	2.69%
Tencent Holdings	2.64%
PDD Holdings ADR	1.84%

Material Fund Change [Text Block]
Material Fund changes
Effective April 1, 2024, the Fund introduced a revised fee waiver for Class R shares of 1.17% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, Delaware Emerging Markets Fund will be renamed Macquarie Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Emerging Markets Fund will be renamed Macquarie Emerging Markets Fund.
Material Fund Change Expenses [Text Block]	Effective April 1, 2024, the Fund introduced a revised fee waiver for Class R shares of 1.17% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000010982 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Emerging Markets Fund(formerly, Delaware Emerging Markets Fund)
Class Name	Institutional Class
Trading Symbol	DEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$125	1.18%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Emerging Markets Fund (Institutional Class) returned 12.42% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market indices, returned 11.86% and 12.42%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by optimism toward artificial intelligence (AI)-related demand growth. Key contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd. and MediaTek Inc.
Shares of SK Square Co. Ltd., a South Korean industrials company, outperformed. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc.
Shares of Lupin Ltd., an Indian healthcare company, outperformed. The company reported revenue growth and profit margins that exceeded investors’ expectations, notably in its US business.
Top detractors from performance:
In China, sluggish macroeconomic conditions weighed on consumer sentiment adversely impacting consumption and advertising-related stocks. Key detractors included Kweichow Moutai Co. Ltd. and Wuliangye Yibin Co. Ltd.
Some of the Fund’s sector positioning in India detracted from relative performance. The Fund was underweight in the strongest-performing sectors, including industrials, consumer discretionary, and utilities, and was overweight in the energy sector. Notably, Reliance Industries Ltd. underperformed due to global softness in refining and petrochemicals margins.
In Mexico, the presidential elections in both Mexico and the US caused policy uncertainty that led to a widespread selloff in equities and depreciation of the Mexican peso against the US dollar, which detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Emerging Markets Fund (Institutional Class) – including sales charge	12.42%	3.73%	4.33%
Macquarie Emerging Markets Fund (Institutional Class) – excluding sales charge	12.42%	3.73%	4.33%
MSCI Emerging Markets Index (net)	11.86%	3.20%	3.16%
MSCI Emerging Markets Index (gross)	12.42%	3.62%	3.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 5,240,599,492
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 52,094,048
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$5,240,599,492
Total number of portfolio holdings	125
Total advisory fees paid	$52,094,048
Portfolio turnover rate	14%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	24.96%
Taiwan	23.55%
China	17.05%
India	15.69%
Brazil	5.93%
Mexico	3.71%
Türkiye	1.72%
United States	1.31%
Indonesia	1.11%
Argentina	1.02%

Sector allocation
Information Technology	40.36%
Energy	12.20%
Industrials	11.88%
Consumer Discretionary	9.27%
Communication Services	8.49%
Consumer Staples	5.54%
Financials	5.03%
Materials	3.28%
Healthcare	2.51%
Utilities	0.57%
Real Estate	0.56%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.43%
SK Hynix	7.78%
SK Square	7.18%
Reliance Industries	6.15%
MediaTek	4.12%
Samsung Electronics	3.90%
Alibaba Group Holding ADR	3.23%
Reliance Industries GDR	2.69%
Tencent Holdings	2.64%
PDD Holdings ADR	1.84%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.43%
SK Hynix	7.78%
SK Square	7.18%
Reliance Industries	6.15%
MediaTek	4.12%
Samsung Electronics	3.90%
Alibaba Group Holding ADR	3.23%
Reliance Industries GDR	2.69%
Tencent Holdings	2.64%
PDD Holdings ADR	1.84%

Material Fund Change [Text Block]
Material Fund changes
Effective April 1, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 1.17% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, Delaware Emerging Markets Fund will be renamed Macquarie Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Emerging Markets Fund will be renamed Macquarie Emerging Markets Fund.
Material Fund Change Expenses [Text Block]	Effective April 1, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 1.17% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000171463 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Emerging Markets Fund(formerly, Delaware Emerging Markets Fund)
Class Name	Class R6
Trading Symbol	DEMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$114	1.07%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Emerging Markets Fund (Class R6) returned 12.58% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market indices, returned 11.86% and 12.42%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by optimism toward artificial intelligence (AI)-related demand growth. Key contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd. and MediaTek Inc.
Shares of SK Square Co. Ltd., a South Korean industrials company, outperformed. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc.
Shares of Lupin Ltd., an Indian healthcare company, outperformed. The company reported revenue growth and profit margins that exceeded investors’ expectations, notably in its US business.
Top detractors from performance:
In China, sluggish macroeconomic conditions weighed on consumer sentiment adversely impacting consumption and advertising-related stocks. Key detractors included Kweichow Moutai Co. Ltd. and Wuliangye Yibin Co. Ltd.
Some of the Fund’s sector positioning in India detracted from relative performance. The Fund was underweight in the strongest-performing sectors, including industrials, consumer discretionary, and utilities, and was overweight in the energy sector. Notably, Reliance Industries Ltd. underperformed due to global softness in refining and petrochemicals margins.
In Mexico, the presidential elections in both Mexico and the US caused policy uncertainty that led to a widespread selloff in equities and depreciation of the Mexican peso against the US dollar, which detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	Since inception (5/2/16)
Macquarie Emerging Markets Fund (Class R6) – including sales charge	12.58%	3.84%	6.98%
Macquarie Emerging Markets Fund (Class R6) – excluding sales charge	12.58%	3.84%	6.98%
MSCI Emerging Markets Index (net)	11.86%	3.20%	5.56%
MSCI Emerging Markets Index (gross)	12.42%	3.62%	5.97%

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 5,240,599,492
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 52,094,048
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$5,240,599,492
Total number of portfolio holdings	125
Total advisory fees paid	$52,094,048
Portfolio turnover rate	14%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	24.96%
Taiwan	23.55%
China	17.05%
India	15.69%
Brazil	5.93%
Mexico	3.71%
Türkiye	1.72%
United States	1.31%
Indonesia	1.11%
Argentina	1.02%

Sector allocation
Information Technology	40.36%
Energy	12.20%
Industrials	11.88%
Consumer Discretionary	9.27%
Communication Services	8.49%
Consumer Staples	5.54%
Financials	5.03%
Materials	3.28%
Healthcare	2.51%
Utilities	0.57%
Real Estate	0.56%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.43%
SK Hynix	7.78%
SK Square	7.18%
Reliance Industries	6.15%
MediaTek	4.12%
Samsung Electronics	3.90%
Alibaba Group Holding ADR	3.23%
Reliance Industries GDR	2.69%
Tencent Holdings	2.64%
PDD Holdings ADR	1.84%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.43%
SK Hynix	7.78%
SK Square	7.18%
Reliance Industries	6.15%
MediaTek	4.12%
Samsung Electronics	3.90%
Alibaba Group Holding ADR	3.23%
Reliance Industries GDR	2.69%
Tencent Holdings	2.64%
PDD Holdings ADR	1.84%

Material Fund Change [Text Block]
Material Fund changes
Effective April 1, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 1.05%.
On December 31, 2024, Delaware Emerging Markets Fund will be renamed Macquarie Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Emerging Markets Fund will be renamed Macquarie Emerging Markets Fund.
Material Fund Change Expenses [Text Block]	Effective April 1, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 1.05%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature